As filed with the Securities and Exchange Commission on
                            November 16, 1995

                    1933 Act Registration No. 2-80543
                   1940 Act Registration No. 811-3605




                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                          ____________________

                                FORM N-1A
                         REGISTRATION STATEMENT
                                UNDER THE
                         SECURITIES ACT OF 1933         (   )

                    Post-Effective Amendment No. 29     ( X )

                                 and/or

                         REGISTRATION STATEMENT
                                UNDER THE
                     INVESTMENT COMPANY ACT OF 1940     (   )

                             Amendment No. 30           ( X )
                    (Check appropriate box or boxes)
                          ____________________

                           THE BENCHMARK FUNDS
           (Exact name of registrant as specified in charter)

                            4900 Sears Tower
                         Chicago, Illinois 60606
                (Address of principal executive offices)
          (Registrant's Telephone Number, including Area Code)
                              800-621-2550


Michael J. Richman, Secretary           with a copy to:
Goldman Sachs Asset Management          W. Bruce McConnel, III
85 Broad Street                         Drinker Biddle & Reath
New York, NY  10004                     Suite 1100
                                        1345 Chestnut Street
                                        Philadelphia, PA
                                        19107-3496

(name and address of agent for service)

              The Index to Exhibits is located on page ____.

                        Page 1 of ___ total pages.

It is proposed that this filing will become effective
(check appropriate box)

(X)  immediately upon filing pursuant to paragraph (b)

( )  on (date) pursuant to paragraph (b)

( )  60 days after filing pursuant to paragraph (a)(1)

( )  On (date) pursuant to paragraph (a)(2) of rule 485

( )  75 days after filing pursuant to paragraph (a)(2) on (date)

( )  On (date) pursuant to paragraph (a)(2) of rule 485

_____________________


                                      Proposed         Proposed
Title of                              Maximum          Aggregate Amount
Securities    Amount of    Offering   Maximum          of
Being         Units Being  Price Per  Offering         Registration
Registered    Registered   Unit       Price            Fee

Units of      31,672,297   $11.84     (1) $375,000,000  $75,000
Beneficial
Interest

(1) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. 31,672,297 units at $11.84 per unit multiplied by 1/50 of 1% (the filing fee in effect on November 16, 1995). The proposed maximum offering price per unit has been calculated based on the average of the prices in the Trust of the Portfolios as determined on November 15, 1995 pursuant to Rule 457(c).

=================================================================

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of its units of beneficial interest under the Securities Act of 1933. On January 31, 1995, Registrant filed a Rule 24f-2 Notice for its fiscal year ended November 30, 1994. Registrant continues its election to register an indefinite number of units of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

DIVERSIFIED ASSETS PORTFOLIO
CROSS REFERENCE SHEET
(as required by Rule 495)*

Form N-1A
 Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment
                                           Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable



GOVERNMENT PORTFOLIO
CROSS REFERENCE SHEET


Form N-1A
 Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment
                                           Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable

GOVERNMENT SELECT PORTFOLIO
CROSS REFERENCE SHEET


Form N-1A
 Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment
                                           Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable


TAX-EXEMPT PORTFOLIO
CROSS REFERENCE SHEET


Form N-1A
 Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable

U.S. TREASURY INDEX PORTFOLIO
CROSS REFERENCE SHEET


Form N-1A
 Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment
                                           Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable



U.S. GOVERNMENT SECURITIES PORTFOLIO
CROSS REFERENCE SHEET


Form N-1A
Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment
                                           Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable

SHORT-INTERMEDIATE BOND PORTFOLIO
CROSS REFERENCE SHEET


Form N-1A
Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment
                                           Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable


BOND PORTFOLIO
CROSS REFERENCE SHEET


Form N-1A
Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment
                                           Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable

SHORT DURATION PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment
                                           Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable


INTERNATIONAL BOND PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment
                                           Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable

BALANCED PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment
                                           Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable



EQUITY INDEX PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment
                                           Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable

DIVERSIFIED GROWTH PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment
                                           Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable



FOCUSED GROWTH PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment
                                           Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable

SMALL COMPANY INDEX PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment
                                           Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable


INTERNATIONAL GROWTH PORTFOLIO
CROSS REFERENCE SHEET

Form N-1A
 Part A
  Item                                     Prospectus Caption

Cover Page                                 Cover Page
Synopsis                                   Summary of Expenses
Condensed Financial Information            Financial Highlights
General Description of Registration        Summary of Expenses;
                                           Investment
                                           Information;
                                           Organization
Management of the Fund                     Trust Information
Capital Stock and Other Securities         Trust Information;
                                           Investing; Net Asset
                                           Value; Organization
Purchase of Securities Being Offered       Trust Information;
                                           Investing; Net Asset
                                           Value
Redemption Repurchase                      Investing
Pending Legal Proceedings                  Not Applicable

* The following Prospectuses each dated April 1, 1995 are incorporated from Post-Effective Amendment No. 28 to Registrant's
Registration statement by reference herein:

The Benchmark Funds Equity Portfolios

The Benchmark Funds Fixed Income Portfolios

The Benchmark Funds Money Market Portfolios

The following Statements of Additional Information each dated April 1, 1995 are incorporated by reference herein:

The Benchmark Funds Equity Portfolios
The Benchmark Funds Fixed Income Portfolios
The Benchmark Funds Money Market Portfolios

                          OTHER INFORMATION


Item 24.Financial Statements and Exhibits


(a) Financial Statements

    Included in the Equity Portfolios Prospectus:

         Financial Highlights - Selected Data for a Unit Outstanding from Commencement of Operations through November 30, 1993 and for the year ended November 30, 1994 for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios.

    Included in the Fixed Income Portfolios Prospectus:

         Financial Highlights - Selected Data for a Unit Outstanding from Commencement of Operations through November 30, 1993 and for the year ended November 30, 1994 for the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios.

    Included in the Money Market Portfolios Prospectus:

         Financial Highlights - Selected Data for a Unit
         Outstanding from Commencement of Operations through November 30, 1990 and for the four years ended November
         30, 1994 for the Government Select Portfolio.

________________
1 Balanced and Focused Growth Portfolios commenced investment operations on July 1, 1993. Equity Index, Diversified Growth and Small Company Index Portfolios commenced invested operations on January 11, 1993, International Growth Portfolio commenced investment operations on March 28, 1994.

2 Short Duration Portfolio commenced investment operations on June 2, 1993. U.S. Government Securities Portfolio commenced operations on April 5, 1993. Short-Intermeidate Bond, U.S. Treasury Index and Bond Portfolios commenced investment operations on January 11, 1993. International Bond Portfolio commenced investment operations on March 28, 1994.

3 Government Select Portfolio commenced operations on November
7, 1990.

         Financial Highlights - Selected Data for a Unit
         Outstanding from Commencement of Operations through November 30, 1985 and for the nine years ended November
         30, 1994 for the Government Portfolio.

         Financial Highlights - Selected Data for a Unit
         Outstanding for the ten years ended November 30, 1994 for the Diversified Assets and Tax-Exempt Portfolios.

    (i)  Included in the Statements of Additional Information

    Statement of Investments as of November 30, 1994 for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Growth, Short Duration, U.S. Government Securities, Short-Intermediate Bond,
    U.S. Treasury Index, Bond, International Bond, Government Select, Government, Diversified Assets and Tax-Exempt Portfolio.

    Statements of Assets and Liabilities as of November 30, 1994 for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Growth, Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Government Select, Government, Diversified Assets and Tax-Exempt Portfolio.

    Statement of Operations for the year ended November 30, 1994 for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, Government Select, Government, Diversified Assets and Tax-Exempt Portfolio.

    Statement of Operations from March 28, 1994 (commencement of operations) to November 30, 1994 for the International Growth and International Bond Portfolios.

    Statement of Changes in Net Assets for the period ended November 30, 1993 and for the year ended November 30, 1994 for the Balanced, Diversified Growth, Equity Index, Focused Growth and Small Company Index Portfolios and for the period ended November 30, 1994 for the International Growth Portfolio.

    Statement of Changes in Net Assets for the period ended November 30, 1993 and for the year ended November 30, 1994 for the Short-Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index and Bond Portfolios and for the period ended November 30, 1994 for the International Bond Portfolio.

(b)                              Exhibits

The following exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed (Reference A), to Pre-Effective Amendment No. 1 (Reference B), to Post-Effective Amendment No. 1 to such Registration Statement (Reference C), to Post-Effective Amendment No. 2 to such Registration Statement (Reference D), to Post-Effective Amendment No. 4 to such Registration Statement (Reference E), to Post-Effective Amendment No. 7 to such Registration Statement (Reference F), to Post-Effective Amendment No. 11 to such Registration Statement (Reference G), to Post-Effective Amendment No. 12 to such Registration Statement (Reference H), to Post-Effective Amendment No. 13 to such
Registration Statement (Reference I), to Post-Effective Amendment
No. 16 to such Registration Statement (Reference J), to Post-Effective Amendment No. 17 to such Registration Statement
(Reference K), to Post-Effective Amendment No. 19 to such Registration Statement (Reference L), to Post-Effective Amendment No. 20 to such Registration Statement (Reference M), to Post-Effective Amendment No. 21 to such Registration Statement (Reference N), to Post-Effective Amendment No. 22 to such Registration Statement (Reference O) , to Post-Effective Amendment No. 23 to such Registration Statement (Reference P), to Post-Effective Amendment No. 25 to such Registration Statement (Reference Q), to Post-Effective Amendment No. 26 to such Registration Statement (Reference R), to Post-Effective Amendment No. 27 to such Registration Statement (Reference S) and to Post-Effective Amendment No. 28 to such Registration Statement (Reference T).

1 -     Agreement and Declaration of Trust dated July 15, 1982
        (Reference A).

1(a)-   Amendment No. 1 dated November 22, 1982 to Agreement and
        Declaration of Trust (Reference A).

1(b)-   Amendment No. 2 dated April 21, 1983 to Agreement and
        Declaration of Trust (Reference B).

1(c)-   Amendment No. 3 dated May 19, 1983 to Agreement and
        Declaration of Trust (Reference B).

1(d)-   Amendment No. 4 dated May 19, 1983 to Agreement and
        Declaration of Trust (Reference B).

1(e)-   Amendment No. 5 dated May 19, 1983 to Agreement and
        Declaration of Trust (Reference B).

1(f)-   Amendment No. 6 dated December 19, 1983 to Agreement and
        Declaration of Trust (Reference D).

1(g)-   Amendment No. 7 dated August 23, 1985 to Agreement and
        Declaration of Trust (Reference E).

1(h)- Amendment No. 8 dated September 26, 1990 to Agreement and Declaration of Trust (Reference H).

1(i)-   Amendment No. 9 dated October 1, 1990 to Agreement and
        Declaration of Trust (Reference H).

1(j)-   Amendment No. 10 to Agreement and Declaration of Trust
        (Reference I).

1(k)-   Amendment No. 11 to Agreement and Declaration of Trust
        (Reference J).

1(l)-   Amendment No. 12 to Agreement and Declaration of Trust
        (Reference L).

1(m)-   Amendment No. 13 to Agreement and Declaration of Trust
        (Reference P).

2-      By-Laws of the Registrant (Reference A).

2(a)-   Amendment dated May 9, 1983 to Section 2.3 of the By-Laws
        (Reference B).

2(b)- Amendment dated April 21, 1983 to Sections 1.1 and 5.3 of the By-Laws (Reference D).

2(c)-   Amendment dated August 29, 1983 to Section 6.3 of the
        By-Laws (Reference D).

2(d)-   Amendment dated December 19, 1983 to Sections 1.1 and
        5.3 of the By-Laws (Reference D).

2(e)-   Amendment dated January 26, 1987 to Section 3.7 of the
        By-Laws (Reference F).

3-      Not Applicable.


4-      Not Applicable.

5-      Advisory Agreement dated October 5, 1990 between
        Registrant and The Northern Trust Company
        (Reference H).

5(a)- Addendum No. 1 to Advisory Agreement between Registrant and The Northern Trust Company (Reference I).

5(b)- Addendum No. 1, dated June 8, 1992, to Investment Advisory Agreement, dated October 5, 1990, between The Northern Trust Company and the Registrant (Reference J).

5(c)- Addendum No. 2 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Reference K).

5(d)- Addendum No. 3 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Reference M).

5(e)- Addendum No. 4 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Reference S).

6- Distribution Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Reference I).

6(a)-   Addendum No. 1 to Distribution Agreement between the
        Registrant and Goldman, Sachs & Co. (Reference K).

6(b)-   Addendum No. 2 to Distribution Agreement between the
        Registrant and Goldman, Sachs & Co. (Reference L).

6(c)- Form of Addendum No. 3 to Distribution Agreement between the Registrant and Goldman, Sachs & Co. (Reference T).

7 -     Not Applicable.

8- Custodian Agreement dated June 8, 1992 between Registrant and The Northern Trust Company (Reference I).

8(a)- Addendum No. 1 to Custodian Agreement between the Registrant and The Northern Trust Company
        (Reference J).

8(b)- Addendum No. 2 to Custodian Agreement between Registrant and The Northern Trust Company (Reference L).

8(c)-   Foreign Custody Agreement between the Registrant and The
        Northern Trust Company (Reference T).

9 - Agreement and Plan of Reorganization between Registrant and The Benchmark Tax-Exempt Fund (Reference G).

9(a)-   Revised and Restated Transfer Agency Agreement between
        Registrant and The Northern Trust Company, dated January 8, 1993 (Reference J).

9(b)-   Addendum No. 1 to Transfer Agency Agreement between the
        Registrant and The Northern Trust Company
        (Reference L).

9(c)-   Addendum No. 2 to Transfer Agency Agreement between the
        Registrant and The Northern Trust Company (Reference S).

9(d)-   Administration Agreement dated June 8, 1992 between
        Registrant and Goldman, Sachs & Co. (Reference I).

9(e)- Amendment dated August 1, 1992 to Administration Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Reference J).

9(f)-   Addendum No. 1 to Administration Agreement between the
        Registrant and Goldman, Sachs & Co. (Reference K).

9(g)-   Addendum No. 2 to Administration Agreement between the
        Registrant and Goldman, Sachs & Co. (Reference L).

9(h)-   Addendum No. 3 to Administration Agreement between the
        Registrant and Goldman, Sachs & Co. (Reference S).

12-     Not Applicable.

13-     Subscription Agreement with Goldman, Sachs & Co. (Reference
        B).

13(a)-  Amendment No. 1 to Subscription Agreement with Goldman,
        Sachs & Co. (Reference B).

13(b)-  Amendment No. 2 to Subscription Agreement with Goldman,
        Sachs & Co. (Reference C).

13(c)-  Amendment No. 3 to Subscription Agreement with Goldman,
        Sachs & Co. (Reference E).

14-     Not Applicable.

15-     Servicing Agreement (Reference T).

16-     Schedule for computation of performance data for Equity
        Index Portfolio, Diversified Growth Portfolio, U.S. Treasury Index Portfolio, Short-Intermediate Bond Portfolio and Bond Portfolio (Reference L).

16(a)- Schedule for computation of performance data for Diversified Assets Portfolio, Government Portfolio, Government Select
        Portfolio, Tax-Exempt Portfolio and California Municipal Portfolio (Reference M).

16(b)-  Schedule for computation of performance data for U.S.
        Government Securities Portfolio (Reference N).

16(c)-  Schedule for computation of performance data for Short
        Duration Portfolio (Reference O).

16(d)-  Schedule for computation of performance data for Balanced
        Portfolio, Diversified Growth Portfolio, Equity Index Portfolio, Focused Growth Portfolio and Small Company Index Portfolio (Reference Q).

The following exhibits are filed herewith:

10-     Opinion of Hale and Dorr.


Item 25.      Persons Controlled by or Under Common Control with
                Registrant

              Registrant is controlled by its Board of Trustees.

Item 26.      Number of Holders of Securities


                                            Number of Record
                                            Holders as of
Title of Class                              November 16, 1995

                                         Class A  Class C  Class D

Diversified Assets Portfolio Units..... 1      N/A      N/A
Government Portfolio Units ............ 1      N/A      N/A
Government Select Portfolio Units...... 1      N/A      N/A
Tax-Exempt Portfolio Units ............ 1      N/A      N/A
Equity Index Portfolio Units............1       1        1
Small Company Index Portfolio Units.....1      N/A       1
Diversified Growth Portfolio Units .....1      N/A       1
Focused Growth Portfolio Units .........1      N/A       1
U.S. Treasury Index Portfolio Units.... 1      N/A       1
U.S. Government Securities Portfolio....1      N/A       1
Short-Intermediate Bond Portfolio Units.1      N/A       1
Bond Portfolio Units .................. 1       1        1
Short Duration Portfolio Units ........ 1      N/A      N/A
Balanced Portfolio Units .............. 1      N/A       1
International Growth Portfolio Units .. 1      N/A       1
International Bond Portfolio Units .....1      N/A       1

Item 27. Indemnification

Section 6.4, 6.5 and 6.6 of the Registrant's Agreement and Declaration of Trust provide for indemnification of the Registrant's Trustees and officers under certain circumstances. A copy of such Agreement and Declaration of Trust was filed as
Exhibit 1 to Registrant's Registration Statement on Form N-1 as initially filed and a copy of Section 6.5 thereof (as amended) was filed as Exhibit 1(d) to Pre-Effective Amendment No. 1 to such Registration Statement.

Paragraph 7 of the Advisory Agreement between the Registrant and The Northern Trust Company provides for indemnification of The Northern Trust Company or, in lieu thereof, contribution by the Registrant, under certain circumstances. A copy of the Advisory

Agreement is filed as Exhibit 5(b) to Post-Effective Amendment
No. 12 to Registrant's Registration Statement on Form N-1A.

Paragraph 7 of the Administration Agreement between the Registrant and Goldman, Sachs & Co. provides for indemnification of Goldman, Sachs & Co. or, in lieu thereof, contribution by the Registrant, under certain circumstances. Copies of the Administration Agreement was filed as Exhibit 17(e) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A.

A mutual fund and trustee and officer liability policy purchased jointly by the Registrant and other investment companies advised and/or distributed by Goldman, Sachs & Co. insures such persons and their respective Trustees, partners, officers and employees, subject to the policy's coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 28. Business and Other Connections of Investment Adviser

The Northern Trust Company, Registrant's investment adviser, is a full service commercial bank and also provides a full range of trust and fiduciary services. Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs of The Northern Trust Company and, with respect to each such person, the name and business address of the company (if any) with which such person has been connected at any time since June 1, 1990, as well as the capacity in which such person was connected.

                         Name and Principal     Connection
Name and Position        Business Address       with
with Investment Adviser  of Other Company       Other Company

Dolores E. Cross        Diamond Shamrock        Director
Director                9830 Colonada Blvd.
                        San Antonio, TX 78230

                        Chicago State           President
                        University
                        95th Street at
                        King Drive
                        Chicago, IL 60643

                        Student Loan            Director
                        Marketing
                        Association
                        1025 Thomas
                        Jefferson, N.W.

                        Shorebank Corporation   Former
                        7054 S. Jeffrey         Director
                        Chicago, IL 60649
                        Washington, DC 20007

John R. Goodwin         None
Vice President

Robert S. Hamada        The University          Edward Eagle
Director                of Chicago              Brown
                        Graduate School of      Distinguished
                        Business                Service
                        1101 East 58th Street   Professor of
                        Chicago, IL  60637      Finance and
                                                Dean

                        Northern Trust          Director
                        Corporation
                        50 S. LaSalle Street
                        Chicago, IL  60675

                        A.M. Castle & Co.       Director
                        3400 North Wolf Road
                        Franklin Park, IL  60131

                        Manville Corporation    Former
                        P.O. Box 5108           Director
                        Denver, CO  80217-5108

                        Chicago Board of Trade  Director
                        141 West Jackson
                        Boulevard
                        Chicago, IL  60604

                        Riverwood               Former
                        International           Director
                        Corporation
                        3350 Cumberland Circle
                        Atlanta, GA  30339

Loren A. Hansen         None
Vice President

Barry G. Hastings       Northern Trust          Vice
Vice Chairman           Corporation             Chairman
Former Senior           50 S. LaSalle Street    & Director
Executive Vice          Chicago, IL 60675
President
                        Northern Futures        Former
                        Corporation             Director
                        50 S. LaSalle Street
                        Chicago, IL 60675

                        The Northern Trust      Former
                        International Banking   Director
                        Corporation
                        One World Trade Center
                        New York, NY  10048

                        Northern Trust          Director
                        Securities, Inc.
                        (formerly Northern Trust
                        Brokerage, Inc.)
                        50 S. LaSalle Street
                        Chicago, IL  60675

                        Nortrust of Arizona     Chairman
                        Holding Corporation     of the
                        2398 East Camelback     Board &
                        Rd.                     Director
                        Phoenix, AZ  85016

                        Northern Trust of       Director
                        California Corporation
                        355 S. Grand Avenue
                        Los Angeles, CA  90017

                        Northern Trust          Vice Chairman
                        of Florida              of the Board
                        Corporation
                        700 Brickell Avenue
                        Miami, FL  33131

                        Northern Trust Bank     Chairman
                        of Texas N. A.          of the
                        2020 Ross Avenue        Board
                        Dallas, TX  75201

                        Nortrust Realty         Director
                        Management, Inc.
                        50 South LaSalle Street
                        Chicago, IL  60675

Robert A. Helman        Mayer, Brown & Platt    Partner
Director                190 S. LaSalle Street
                        Chicago, IL  60603

                        Northern Trust          Director
                        Corporation
                        50 S. LaSalle Street
                        Chicago, IL  60675

                        Chicago Stock Exchange  Governor
                        One Financial Plaza
                        440 S. LaSalle St.
                        Chicago, IL 60605

                        LaSalle Street Fund,    Director
                        Incorporated
                        11 S. LaSalle Street
                        Chicago, IL  60603

                        The Shorebank           Former
                        Corporation             Director
                        7054 S. Jeffrey
                        Boulevard
                        Chicago, IL  60649

                        Environmental Systems   Former
                        Company                 Director
                        333 Executive Court
                        Little Rock, AR  72205

                        The Horsham             Director
                        Corporation
                        24 Hazelton Avenue
                        Toronto, Ontario,
                        Canada
                        M5R 2E2

                        Alberta Natural Gas     Director
                        Company, Ltd.
                        2900, 240 Fourth
                        Ave., N.W.
                        Calgary, Alberta
                        Canada T2P 4L7

                        Brambles USA, Inc.      Director
                        400 N. Michigan Avenue
                        Chicago, IL  60611

Arthur L. Kelly         KEL Enterprises Ltd.    Managing
Director                135 S. LaSalle Street   Partner
                        Chicago, IL  60603

                        Bayerische Motoren      Director
                        Werke
                        (BMW) A.G. BMW Haus
                        Petuelring 130
                        Postfach 40 02 40
                        D-8000
                        Munich 40 Germany

                        Deere & Company         Director
                        John Deere Rd.
                        Moline, IL 61265

                        Northern Trust          Director
                        Corporation
                        50 S. LaSalle Street
                        Chicago, IL  60675

                        Nalco Chemical          Director
                        Company
                        One Nalco Center
                        Naperville, IL
                        60563-1198

                        Snap-on Incorporated    Director
                        2801 80th Street
                        Kenosha, WI  53140

                        Twin Disc,              Former
                        Incorporated            Director
                        1328 Racine Street
                        Racine, WI  53403

Ardis Krainik           Lyric Opera             General Director
Director                20 North Wacker Drive
                        Chicago, IL  60606

                        Northern Trust          Director
                        Corporation
                        50 South LaSalle Street
                        Chicago, IL  60675

Robert D. Krebs         Santa Fe Pacific        Chairman,
Director                Corporation             President
                        1700 E. Golf Road       and Chief
                        Schaumburg, IL          Executive
                        60173-5860              Officer &
                                                Director

                        Santa Fe Pacific        Director
                        Pipelines, Inc.
                        888 S. Figueroa Street
                        Los Angeles, CA 90017

                        Northern Trust          Director
                        Corporation
                        50 South LaSalle Street
                        Chicago, IL  60675


                        Phelps Dodge            Director
                        Corporation
                        2600 North Central
                        Avenue
                        Phoenix, AZ
                        85004-3014

                        Catellus Development    Director
                        Corporation
                        201 Mission Street
                        San Francisco, CA
                        94105

                        Santa Fe Energy         Director
                        Resources, Inc.
                        1616 South Voss Road
                        Houston, TX  77057

Gloria Martin           Santa Fe Pacific        Director
Director                P.O. Box 27019
                        Albuquerque, NM 87125

                        Gold Corporation        Director
                        6200 Uptown Blvd.
                        Albuquerque, NM 87110

                        The Atchison Topeka     Director
                        and Santa Fe Railway
                        Company
                        1700 E. Golf Road
                        Schaumburg, IL
                        60173-5860

Frederick A. Krehbiel   Molex Incorporated      Chairman and
Director                2222 Wellington Court   Chief Executive
                        Lisle, IL 60532-1682    Officer, Former
                                                Vice Chairman

                        Northern Trust          Director
                        Corporation
                        50 South LaSalle Street
                        Chicago, IL  60675

                        Nalco Chemical Company  Director
                        One Nalco Center
                        Naperville, IL
                        60563-1198

                        Tellabs, Inc.           Director
                        4951 Indiana Avenue
                        Lisle, IL  60532

                        A.M. Castle & Co.       Director
                        3400 North Wolf Road
                        Franklin Park, IL 60131

Roger W. Kushla         The Northern Trust      Director
Senior Vice President   Company of New York
                        80 Broad Street
                        19th Floor
                        New York, NY  10004

Robert A. LaFleur       None
Senior Vice President

Thomas L. Mallman       None
Senior Vice President

James J. Mitchell, III  Northern Trust          Former
Executive Vice          Securities, Inc.        Director
President               (formerly Northern Trust
                        Brokerage, Inc.)
                        50 S. LaSalle Street
                        Chicago, IL  60675

                        Northern Trust Bank of  Former
                        Texas N.A.              Director
                        2020 Ross Avenue
                        Dallas, TX  75201

                        The Northern Trust      Director
                        Company of New York
                        80 Broad Street
                        19th Floor
                        New York, NY  10004

William G. Mitchell     Northern Trust          Director
Director                Corporation
                        50 South LaSalle Street
                        Chicago, IL  60675

                        The Interlake           Director
                        Corporation
                        7701 Harger Road
                        Oak Brook, IL
                        60521-1488

                        Peoples Energy          Director
                        Corporation
                        122 South Michigan
                        Avenue
                        Chicago, IL  60603

                        The Sherwin-Williams    Director
                        Company
                        101 Prospect Avenue, N.W.
                        Cleveland, OH  44115-1075

William A. Osborn       Northern Trust          Director
Chairman and            Corporation
Chief Executive         Securities, Inc.
Officer,                50 S. LaSalle Street
Former Senior           Chicago, IL  60675
Executive
Vice President

                        Nortrust of Arizona     Former
                        Holding Corporation     Director
                        2398 East Camelback
                        Road
                        Phoenix, AZ  85016

                        Northern Trust of       Director
                        California Corporation  and Former
                        355 S. Grand Avenue     Chairman of
                        Los Angeles, CA  90017  the Board

                        Northern Trust Bank of  Former Chairman
                        California N.A.         of the Board
                        355 S. Grand Avenue
                        Los Angeles, CA  90017

                        The Northern Trust      Director
                        International Banking
                        Corp.
                        1 World Trade Center
                        New York, NY 10048

                        Northern Futures        Director
                        Corporation
                        50 South LaSalle Street
                        Chicago, IL  60675

Sheila A. Penrose       None
Executive Vice
President

Perry R. Pero           Northern Futures        Director
Senior Executive Vice   Corporation
Vice President,         50 South LaSalle Street
Chief Financial         Chicago,  IL  60675
Officer and
Cashier

                        Northern Investment     Chairman,
                        Corporation             President
                        50 South LaSalle Street and Director
                        Chicago IL  60675       and Treasurer

                        Northern Trust          Director
                        Securities, Inc.
                        50 South LaSalle Street
                        Chicago, IL  60675

                        Nortrust Realty         Director
                        Management, Inc.
                        50 South LaSalle Street
                        Chicago, IL 60675

Peter L. Rossiter       Schiff, Hardin          Former
Executive Vice          & Waite                 Partner
                        7200 Sears Tower
                        Chicago, IL  60606

                        Consolidated            Director
                        Communications Inc.
                        Illinois Consolidated
                        Telephone Company
                        121 S. 17th St.
                        Mattoon, IL 61938

                        Northern Trust          Executive
                        Corporation             Vice
                        50 South LaSalle        President,
                        Street                  General
                        Chicago, IL  60675      Counsel and
                                                Secretary

Harold B. Smith         Illinois Tool           Chairman of
Director                Works Inc.              the Executive
                        3600 West Lake          Committee
                        Avenue                  and a
                        Glenview, IL            Director
                        60025-5811

                        Northern Trust          Director
                        Corporation
                        50 South LaSalle Street
                        Chicago, IL  60675

                        W. W. Grainger, Inc.    Director
                        5500 West Howard Street
                        Skokie, IL  60077

                        Northwestern Mutual     Trustee
                        Life Insurance Co.
                        720 East Wisconsin Avenue
                        Milwaukee, WI  53202

William D. Smithburg    The Quaker Oats         Chairman,
Director                Company                 Chief
                        321 North Clark Street  Executive
                        Chicago, IL  60610      Officer
                                                and Director

                        Northern Trust          Director
                        Corporation
                        50 South LaSalle Street
                        Chicago, IL  60675

                        Abbott Laboratories     Director
                        One Abbott Park Road
                        Abbott Park, IL
                        60064-3500

                        Corning Incorporated    Director
                        Corning, NY  14831

                        Prime Capital           Director
                        Corporation
                        P.O. Box 8460
                        Rolling Meadows,
                        IL  60008

James M. Snyder         None
Senior Vice
President

Bide L. Thomas          Commonwealth Edison     Former
                        Company                 President
                        One First National      and a
                        Plaza                   Former
                        Chicago, IL  60603      Director

                        L.E. Myers Company
                        2550 W. Golf Rd.
                        Rolling Meadows, IL 60008

                        Northern Trust          Director
                        Corporation
                        50 South LaSalle Street
                        Chicago, IL  60675

                        R. R. Donnelley         Director
                        & Sons Company
                        77 West Wacker Drive
                        Chicago, IL  60601


Item 29. Principal Underwriters

(a) Goldman, Sachs & Co., or an affiliate or a division thereof, currently serves as investment adviser and distributor of the units or shares of Goldman Sachs Money Market Trust, Goldman Sachs Trust, Goldman Sachs Equity Portfolios, Inc., Trust for Credit Unions and Paragon Treasury Money Market Fund. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor for The Benchmark Funds, The Commerce Funds and Paragon Portfolio.

(b) Set forth below is certain information pertaining to the general partners of Goldman, Sachs & Co., Registrant's principal underwriter. None of the Partners hold positions or offices with the Registrant.

GOLDMAN SACHS GENERAL PARTNERS

   Name and Principal                 Name and Principal
   Business Address                   Business Address

   Jon Corzine, Chairman (1)(2)
   Roy J. Zuckerberg (2)           Hideo Ishihara (10)
   David M. Silfen (2)             Oki Matsumoto Inc. (2)
   Eugene V. Fife (7)              Richard M. Hayden (2)
   Robert J. Hurst (2)             Armen A. Avanessians (2)
   Paul M. Achleitner (7)          Howard C. Katz (2)
   Joel S. Beckman (2)             Peter K. Barker (9)
   Eric S. Dobkin (2)              David W. Blood (7)
   Willard J. Overlock, Jr. (2)    Henry M. Paulson, Jr.(8)
   Jonathan L. Cohen (2)           Zachariah Cobrinik (7)
   Frederic B. Garonzik (7)        Kevin W. Kennedy (2)
   William C. Landreth (11)        Daniel M. Neidich (2)
   Gary D. Cohn (7)                Edward Spiegel (2)
   Fischer Black (5)               Christopher A. Cole (2)
   Robert F. Cummings, Jr. (2)     Henry Cornell (13)
   Angelo De Caro (7)              Robert V. Delaney (2)
   Steven G. Einhorn (2)           Joseph DellaRosa (2)
   J. Michael Evans (7)            David B. Ford (2)
   David M. Leuschen (2)           Lawton W. Fitt (2)
   Michael R. Lynch (2)            Michael D. McCarthy (2)
   Donald C. Opatrny, Jr. (7)      Joseph D. Gatto (2)
   Peter C. Gerhard (2)            Thomas E. Tuft (2)
   Robert J. Katz (1) (2)          Michael P. Mortara (2)
   Nomi P. Ghez (2)                Lloyd C. Blankfein (2)
   David T. Hamamoto (2)           John P. Curtin, Jr. (2)
   Gavyn Davies (7)                Dexter D. Earle (2)
   John Ehara (10)                 Christopher Flowers (2)
   Gary Gensler (2)                Walter H. Haydock (15)
   Charles T. Harris, III (2)      Thomas J. Healey (2)
   Stephen Hendel (2)              Robert E. Higgins (2)
   Ernest S. Liu (2)               David L. Henle (2)
   Eff W. Martin (11)              Charles B. Mayer, Jr. (2)
   Michael J. O'Brien (7)          Mark Schwartz (2)
   Stephen M. Semlitz (2)          Robert K. Steel (7)
   Francis J. Ingrassia (2)        John A. Thain (2)
   John L. Thornton (7)            Scott B. Kapnick (7)
   Bracebridge H. Young, Jr. (10)  Joseph R. Zimmel (2)
   Barry L. Zubrow (2)             Gary L. Zwerling (2)
   Jon R. Aisbitt (7)              Andrew M. Alper (2)
   William J. Buckley (2)          Frank L. Coulson, Jr. (2)
   Connie Duckworth (8)            Richard A. Friedman (2)
   Alan R. Gillespie (7)           John H. Gleberman (2)
   Jacob D. Goldfield (2)          Steven M. Heller (2)
   Ann F. Kaplan (2)               Robert S. Kaplan (10)
   Peter D. Kiernan, III (2)       Kevin M. Kelly (2)
   T. Willem Mesdag (7)            Gaetano J. Muzio (2)
   Robin Neustein (2)              Timothy J. O'Neill (2)
   Scott M. Pinkus (2)             John J. Powers (2)
   Stephen D. Quinn (2)            Arthur J. Reimers,III (7)
   James P. Riley, Jr. (2)         Richard A. Sapp (7)

   John C. Keinert (2)             Donald F. Textor (2)
   Thomas B. Walker, III (2)       Patrick J. Ward (10)
   Jeffrey M. Weingarten (7)       Jon Winkelried (2)
   Richard E. Witten (2)           Gregory K. Palm (7)
   Carlos A. Cordeiro (7)          John O. Downing (7)
   W. Mark Evans (7)               Michael D. Fascitelli (2)
   Sylvain M. Hefes (7)            Reuben Jeffrey, III (2)
   Lawrence H. Linden (2)          Jun Makihara (9)
   Masanori Mochida (10)           Robert B. Morris,III (11)
   Philip D. Murphy (14)           Suzanne M. Johnson (9)
   Terence M. O'Toole (2)          Carl G.E. Palmstierna (7)
   Michael G. Rantz (2)            J. David Rogers (10)
   Joseph Sassoon (7)              Peter Savitz (10)
   Charles B. Seelig, Jr. (2)      Ralph F. Severson (11)
   Gene T. Sykes (9)               Gary A. Syman (10)
   Leslie C. Tortora (2)           John L. Townsend, III (2)
   Lee G. Vance (7)                David A. Viniar (2)
   John S. Weinberg (2)            Peter A. Weinberg (2)
   Laurence M. Weiss (2)           George W. Wellde, Jr. (2)
   Jaime E. Yordan (2)             Sharmin Mossavar-
   Jonathan L. Kolatch (2)         Rahmani (5)
   Peter S. Kraus (2)              Robert Litterman (2)
   Jonathan M. Lopatin (2)         Thomas J. Macirowski (2)
   Peter G. Mallinson (13)         Oki Matsumoto (10)
   E. Scott Mead (7)               Eric M. Mindich (2)
   Steven T. Mnuchin (2)           Thomas K. Montag (2)
   Edward A. Mule (2)              Kipp M. Nelson (7)
   Christopher K. Norton (14)      Robert J. O'Shea (2)
   Wiet H. Pot (7)                 Jack L. Salzman (2)
   Eric S. Schwartz (2)            Michael F. Schwerin (2)
   Richard S. Sharp (7)            Richard G. Sherlund (2)
   Michael S. Sherwood (7)         Cody J. Smith (2)
   Daniel W. Stanton (2)           Esta E. Stecher (2)
   Frederic E. Steck (11)          Byron D. Trott (8)
   Barry S. Volpert (2)            Peter S. Wheeler (13)
   Anthony G. Williams (7)         Gary W. Williams (2)
   Tracy R. Wolstencroft (4)       Danny O. Yee (13)
   Michael J. Zamkow (2)           Mark A. Zurack (2)

(1)  Management Committee
(2)  85 Broad Street, New York, NY  10004
(3)  Mellon Bank Center, 1735 Market Street, 26th Floor,
     Philadelphia, PA 19103
(4)  100 Crescent Court, Suite 1000, Dallas, TX 75201
(5)  One New York Plaza, New York, NY 10004
(6)  1000 Louisiana Street, Suite 550, Houston, TX 77002

(7)  Peterborough Court, 133 Fleet Street, London EC4A 2BB,
     England
(8)  4900 Sears Tower, Chicago, IL 60606
(9)  333 South Grand Avenue, Suite 1900, Los Angeles, CA 90071
(10) ARK Mori Bldg.,10th Floor, 12-32 Akasaka, 1-chome, Minato-ku, Tokyo 107, Japan
(11) 555 California Street, 31st Floor, San Francisco, CA 94104
(12) Exchange Place, 53 State Street, 13th Floor, Boston, MA
     02109
(13) Asia Pacific Finance Tower, 35th Floor, Citibank Plaza, 3 Garden Road, Hong Kong
(14) Finanz GmbH, MesseTurm, 60308 Frankfurt am Main 1, Germany
(15) Munsterhof 4, 8022, Zurich, Switzerland

(c)  Not Applicable.

Item 30.  Location of Accounts and Records

     The Agreement and Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of Goldman, Sachs & Co., Goldman Sachs Asset Management, 85 Broad Street, New York, New York, 10004. Records relating to Goldman, Sachs & Co.'s functions as distributor and administrator for the Registrant are located at the same address. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60675.


Item 31.  Management Services

Not Applicable.


Item 32.  Undertakings

(a) The Annual Report will contain certain performance information and is available to any recipient of the Prospectuses upon request and without charge by writing to Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois
     60606.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 29 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 16th day of November 1995.

THE BENCHMARK FUNDS

By:     /s/ MICHAEL J. RICHMAN
     Michael J. Richman
     Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Name              Title          Date

      MARCIA L. BECK *        President      November 16, 1995
      Marcia L. Beck



     SCOTT M. GILMAN *        Treasurer      November 16, 1995
      Scott M. Gilman



   WILLIAM H. SPRINGER *      Trustee        November 16, 1995
   William H. Springer



   JAMES J. GAVIN, JR.*        Trustee        November 16, 1995
   James J. Gavin, Jr.


   WILLIAM B. JORDAN *        Trustee        November 16, 1995
   William B. Jordan


 FREDERICK T. KELSEY *        Trustee        November 16, 1995
  Frederick T. Kelsey



      EDWARD J.CONDON *       Trustee        November 16, 1995
      Edward J. Condon


      JOHN W. ENGLISH *       Trustee        November 16, 1995
      John W. English

   RICHARD P. STRUBEL *       Trustee        November 16, 1995
   Richard P. Strubel



*By:   /s/ MICHAEL J. RICHMAN                November 16, 1995
          Michael J. Richman,
          Attorney-in-fact

                             THE BENCHMARK FUNDS


                             EXHIBIT INDEX

   Exhibit


         10-  Opinion of Hale and Dorr.